UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio

December 31, 2012

Portfolio of Investments

Corporate Bonds — 45.4%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 1.2%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$522,184
Cargill, Inc., 4.10%, 11/1/42(1)	345	338,110
Lorillard Tobacco Co., 7.00%, 8/4/41	465	565,051

		$1,425,345

Automotive — 1.2%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$417,936
Continental Rubber of America Corp., 4.50%, 9/15/19(1)	340	349,654
Ford Motor Co., 7.45%, 7/16/31	500	637,500

		$1,405,090

Banks — 5.8%
Ally Financial, Inc., 3.125%, 1/15/16	$520	$520,815
American Express Co., 2.65%, 12/2/22(1)	609	607,154
Bank of America Corp., MTN, 5.65%, 5/1/18	435	506,500
Barclays Bank PLC, 5.00%, 9/22/16	380	426,186
Capital One Bank (USA), NA, 8.80%, 7/15/19	320	433,562
Citigroup, Inc., 4.50%, 1/14/22	390	435,484
CNH Capital, LLC, 3.875%, 11/1/15(1)	350	362,687
Discover Financial Services, 3.85%, 11/21/22(1)	200	206,561
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	100	118,315
JPMorgan Chase & Co., 4.35%, 8/15/21	360	402,887
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	105	114,702
Morgan Stanley, 3.45%, 11/2/15	250	260,632
Morgan Stanley, 4.875%, 11/1/22	400	414,513
PNC Bank NA, 2.70%, 11/1/22	670	670,846
Regions Bank, 6.45%, 6/26/37	250	264,760
UBS AG/Stamford, CT, MTN, 5.875%, 7/15/16	350	390,724
Wachovia Bank NA, 6.00%, 11/15/17	420	504,024

		$6,640,352

Beverages — 1.3%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$209,951
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	380	520,062
Diageo Investment Corp., 4.25%, 5/11/42	500	533,321
Dr Pepper Snapple Group, Inc., 2.00%, 1/15/20	214	213,505

		$1,476,839

Security	Principal Amount (000’s omitted)	Value

Broadcasting and Cable — 1.8%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$433,500
Comcast Corp., 6.95%, 8/15/37	300	407,150
Time Warner, Inc., 5.875%, 11/15/16	620	726,388
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	500	518,750

		$2,085,788

Commercial Services — 2.3%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$494,750
Corrections Corp. of America, 7.75%, 6/1/17	380	405,650
Hillenbrand, Inc., 5.50%, 7/15/20	400	432,339
Waste Management, Inc., 7.375%, 3/11/19	460	585,246
Western Union Co. (The), 6.20%, 11/17/36	700	708,856

		$2,626,841

Communications Services — 2.1%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$453,600
Motorola Solutions, Inc., 6.00%, 11/15/17	550	646,246
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	500	533,125
Verizon Communications, Inc., 5.85%, 9/15/35	320	402,311
Virgin Media Finance PLC, 4.875%, 2/15/22	350	359,625

		$2,394,907

Computers — 0.3%
Hewlett-Packard Co., 2.65%, 6/1/16	$115	$114,816
Hewlett-Packard Co., 3.75%, 12/1/20	120	116,354
Hewlett-Packard Co., 6.00%, 9/15/41	115	113,931

		$345,101

Diversified Manufacturing — 1.5%
Caterpillar, Inc., 3.90%, 5/27/21	$450	$505,252
Joy Global, Inc., 5.125%, 10/15/21	465	512,994
Tyco Electronics Group SA, 6.55%, 10/1/17	620	743,976

		$1,762,222

Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$438,764

		$438,764

17	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 1.9%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$500	$571,250
Florida Power & Light Co., 4.125%, 2/1/42	400	418,559
Georgia Power Co., 4.30%, 3/15/42	375	393,726
PPL Energy Supply, LLC, 6.50%, 5/1/18(2)	650	778,948

		$2,162,483

Electrical and Electronic Equipment — 0.9%
Amphenol Corp., 4.00%, 2/1/22	$460	$486,840
Energizer Holdings, Inc., 4.70%, 5/19/21	550	589,904

		$1,076,744

Energy — 1.2%
Cameron International Corp., 4.50%, 6/1/21	$600	$671,898
Petrobras International Finance Co., 7.875%, 3/15/19	570	714,317

		$1,386,215

Financial Services — 1.4%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$485	$513,888
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	411,260
Janus Capital Group, Inc., 6.70%, 6/15/17	370	423,159
Lender Processing Services, Inc., 5.75%, 4/15/23	250	260,625

		$1,608,932

Foods — 1.1%
Delhaize Group SA, 5.70%, 10/1/40	$500	$469,041
Land O’Lakes, Inc., 6.00%, 11/15/22(1)(2)	430	466,550
Ralcorp Holdings, Inc., 4.95%, 8/15/20	365	385,472

		$1,321,063

Health Services — 1.2%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$431,500
HCA, Inc., 6.50%, 2/15/20	500	563,750
McKesson Corp., 6.50%, 2/15/14	340	361,988

		$1,357,238

Home Construction — 1.2%
Lennar Corp., 5.60%, 5/31/15	$400	$428,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	349,727
NVR, Inc., 3.95%, 9/15/22	540	560,062

		$1,337,789

Security	Principal Amount (000’s omitted)	Value

Household Products — 1.0%
Clorox Co. (The), 3.05%, 9/15/22	$565	$583,063
Stanley Black & Decker, Inc., 2.90%, 11/1/22	575	581,629

		$1,164,692

Insurance — 1.6%
Aflac, Inc., 4.00%, 2/15/22	$260	$280,705
American International Group, Inc., 6.25%, 5/1/36	200	258,359
American International Group, Inc., MTN, 5.85%, 1/16/18	320	379,010
Principal Financial Group, Inc., 6.05%, 10/15/36	185	229,152
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	310	372,239
Willis Group Holdings PLC, 4.125%, 3/15/16	265	282,799

		$1,802,264

Internet Software & Services — 0.5%
Equinix, Inc., 7.00%, 7/15/21	$540	$601,425

		$601,425

Lodging and Gaming — 1.0%
International Game Technology, 7.50%, 6/15/19	$100	$118,443
Penn National Gaming, Inc., 8.75%, 8/15/19	540	618,300
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	345	419,765

		$1,156,508

Medical Products — 1.1%
Cardinal Health, Inc., 3.20%, 6/15/22	$600	$619,045
Mylan Inc., 3.125%, 1/15/23(1)	600	595,384

		$1,214,429

Mining — 0.6%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$631,854

		$631,854

Office Equipment / Supplies — 0.7%
Xerox Corp., MTN, 7.20%, 4/1/16	$650	$746,816

		$746,816

Oil and Gas-Equipment and Services — 2.6%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$681,343
FMC Technologies, Inc., 3.45%, 10/1/22	610	623,145
Rowan Cos., Inc., 7.875%, 8/1/19	500	617,744

18	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Oil and Gas-Equipment and Services (continued)
Total Capital International SA, 2.70%, 1/25/23	$490	$499,659
Transocean, Inc., 2.50%, 10/15/17	565	571,380

		$2,993,271

Pipelines — 0.8%
Kinder Morgan Energy Partners, LP, 3.45%, 2/15/23	$500	$515,423
Rockies Express Pipeline, LLC, 6.25%, 7/15/13(1)	400	411,000

		$926,423

Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp., 5.05%, 9/1/20	$515	$577,956
AvalonBay Communities, Inc., MTN, 2.85%, 3/15/23(2)	500	494,110
BRE Properties, Inc., 5.50%, 3/15/17	660	748,345
DDR Corp., 4.625%, 7/15/22	225	245,759
Simon Property Group LP, 2.75%, 2/1/23	500	500,201
Vornado Realty, LP, 5.00%, 1/15/22	400	441,717

		$3,008,088

Retail-Drug Stores — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	$575	$577,676

		$577,676

Retail-Specialty and Apparel — 3.1%
AutoZone, Inc., 4.00%, 11/15/20	$750	$813,958
Dollar General Corp., 4.125%, 7/15/17	520	548,600
Gap, Inc. (The), 5.95%, 4/12/21	510	583,884
Limited Brands, Inc., 6.625%, 4/1/21	470	540,500
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	575	563,598
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	420	457,800

		$3,508,340

Software — 0.5%
Fiserv, Inc., 3.50%, 10/1/22	$565	$575,757

		$575,757

Tobacco — 0.6%
Philip Morris International, Inc., 5.65%, 5/16/18	$612	$742,579

		$742,579

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.4%
Burlington Northern Santa Fe, LLC, 4.375%, 9/1/42	$400	$420,837
Kansas City Southern Mexico, 8.00%, 2/1/18	500	556,250
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	651,233

		$1,628,320

Total Corporate Bonds (identified cost $49,621,076)		$52,130,155

Agency Mortgage-Backed Securities — 26.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$180	$189,722
Gold Pool #G04309, 5.50%, 5/1/38	1,950	2,104,416
Gold Pool #G18176, 5.00%, 4/1/22	313	336,985
Pool #A97620, 4.50%, 3/1/41	1,207	1,292,937
Pool #C03517, 4.50%, 9/1/40	1,265	1,355,769
Pool #C09013, 3.00%, 9/1/42	1,161	1,213,739
Pool #C09023, 3.50%, 12/1/42	1,170	1,246,416
Pool #G05958, 5.00%, 8/1/40	685	739,083
Pool #G06091, 5.50%, 5/1/40	1,033	1,114,386
Pool #G08348, 5.00%, 6/1/39	676	727,817
Pool #G18309, 4.50%, 5/1/24	633	673,360
Pool #G18441, 2.50%, 8/1/27	399	416,275
Pool #Q00285, 4.50%, 4/1/41	1,926	2,063,911

		$13,474,816

Federal National Mortgage Association:
Pool #889040, 5.00%, 6/1/37	$866	$937,489
Pool #890397, 3.50%, 12/1/26	189	200,841
Pool #918109, 5.00%, 5/1/37	1,979	2,141,196
Pool #929009, 6.00%, 1/1/38	1,213	1,327,055
Pool #AB4827, 3.50%, 4/1/42	741	789,923
Pool #AC8540, 4.50%, 12/1/24	475	511,080
Pool #AE0949, 4.00%, 2/1/41	924	989,825
Pool #AE0971, 4.00%, 5/1/25	282	301,609
Pool #AE4680, 4.00%, 11/1/40	442	473,783
Pool #AE7535, 4.00%, 10/1/40	929	994,223
Pool #AE7758, 3.50%, 11/1/25	627	665,253
Pool #AE9757, 4.00%, 12/1/40	183	195,736
Pool #AH1559, 4.00%, 12/1/40	203	217,735
Pool #AH3804, 4.00%, 2/1/41	1,611	1,739,227
Pool #AH6827, 4.00%, 3/1/26	854	913,829
Pool #AH9055, 4.50%, 4/1/41	1,378	1,488,198

19	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #AK3264, 3.00%, 2/1/27	$595	$627,911
Pool #AL0161, 4.00%, 4/1/41	131	140,116
Pool #AO3759, 3.50%, 5/1/42	1,284	1,368,830
Pool #MA1060, 2.50%, 5/1/27	486	509,002

		$16,532,861

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$126	$134,422

		$134,422

Total Agency Mortgage-Backed Securities (identified cost $29,010,353)		$30,142,099

Commercial Mortgage-Backed Securities — 10.5%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$11	$11,094
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(3)	350	363,761
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(3)	213	215,534
CGCMT, Series 2004-C1, Class A4, 5.36%, 4/15/40(3)	400	420,608
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	413,411
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	178,559
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	110	112,906
COMM, Series 2012-LC4, Class C, 5.649%, 12/10/44(3)	215	244,774
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	173	173,441
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	425	427,297
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	577	625,074
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	536,583
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	419,269
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	319	326,979
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	400	417,038
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(3)	380	390,255
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(3)	375	379,641
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	307,862
JPMCC, Series 2010-C2, Class C, 5.526%, 11/15/43(1)(3)	500	571,268
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	732,801

Security	Principal Amount (000’s omitted)	Value

LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(3)	$300	$305,006
Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	426,741
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	437	450,152
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	371	388,557
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	614	625,486
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	220	223,662
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	313	325,157
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(1)	74	74,323
RBSCF, Series 2010-MB1, Class C, 4.679%, 4/15/24(1)(3)	325	341,304
RIAL, Series 2012-LT1A, Class A, 4.75%, 2/15/25(1)	2	1,503
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	381	394,897
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	368,114
WFCM, Series 2010-C1, Class C, 5.585%, 11/15/43(1)(3)	500	571,743
WF-RBS, Series 2012-C6, Class B, 4.697%, 4/15/45	215	238,737

Total Commercial Mortgage-Backed Securities (identified cost $11,518,204)		$12,003,537

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value

Automotive — 0.8%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$939,147

Total Asset-Backed Securities (identified cost $850,000)		$939,147

U.S. Treasury Obligations — 11.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.875%, 8/15/40	$1,925	$2,306,090
U.S. Treasury Bond, 4.50%, 5/15/38	435	572,773
U.S. Treasury Bond, 5.375%, 2/15/31	205	291,965
U.S. Treasury Bond, 6.375%, 8/15/27	600	907,594
U.S. Treasury Note, 2.00%, 4/30/16	3,660	3,850,148
U.S. Treasury Note, 4.00%, 2/15/15	4,610	4,972,318

Total U.S. Treasury Obligations (identified cost $12,772,728)		$12,900,888

20	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Portfolio of Investments — continued

Preferred Securities — 4.0%

Security	Shares	Value

Commercial Banks — 0.2%
Regions Financial Corp., Series A, 6.375%	9,200	$227,332

		$227,332

Consumer Finance — 0.4%
Discover Financial Services, Series B, 6.50%	16,700	$422,719

		$422,719

Diversified Financial Services — 1.2%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(4)	2	$264,012
General Electric Capital Corp., Series B, 6.25% to 12/15/22(4)	3	317,791
PPTT, 2006-A GS, Class A, 5.925%(1)(5)	8,000	806,251

		$1,388,054

Electric Utilities — 0.7%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(2)	16,000	$402,440
SCE Trust I, 5.625%	15,000	387,000

		$789,440

Insurance — 0.7%
American Overseas Group, Ltd., Series A, 7.50%(5)(6)	2,000	$760,125

		$760,125

Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%	18,372	$478,247

		$478,247

Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series H, 7.375%	20,500	$513,115

		$513,115

Total Preferred Securities (identified cost $5,738,573)		$4,579,032

Interest Rate Swaptions — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.9025%	Wells Fargo Bank, N.A.	8/13/13	$11,500	$298,114

Total Interest Rate Swaptions (identified cost $369,150)				$298,114

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.06%(7)(8)	$1,770	$1,770,135
Eaton Vance Cash Reserves Fund, LLC, 0.12%(8)	1,104	1,104,409

Total Short-Term Investments (identified cost $2,874,544)		$2,874,544

Total Investments — 100.8% (identified cost $112,754,628)		$115,867,516

Other Assets, Less Liabilities — (0.8)%		$(967,930)

Net Assets — 100.0%		$114,899,586

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	–	Avis Budget Rental Car Funding LLC
BSCMS	–	Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CSFB	–	Credit Suisse First Boston Mortgage Securities Corp.
DBUBS	–	DBUBS Mortgage Trust
FMBT	–	Fontainebleau Miami Beach Trust
GECMC	–	General Electric Commercial Mortgage Corp.
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MSC	–	Morgan Stanley Capital I
MTN	–	Medium-Term Note
NCUA	–	National Credit Union Administration
ORES	–	Oaktree Real Estate Investments/Sabal
PPTT	–	Preferred Pass-Through Trust 2006
RBSCF	–	Royal Bank of Scotland Commercial Funding
RIAL	–	Rialto Real Estate Fund LP
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

21	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Portfolio of Investments — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $12,446,370 or 10.8% of the Portfolio’s net assets.

(2)	All or a portion of this security was on loan at December 31, 2012.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2012.

(6)	Non-income producing security.

(7)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at December 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2012.

22	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Statement of Assets and Liabilities

Assets	December 31, 2012
Unaffiliated investments, at value including $1,732,104 of securities on loan (identified cost, $109,880,084)	$112,992,972
Affiliated investments, at value (identified cost, $2,874,544)	2,874,544
Interest and dividends receivable	904,314
Interest receivable from affiliated investment	185
Securities lending income receivable	770
Receivable from affiliate	6,328
Total assets	$116,779,113

Liabilities
Collateral for securities loaned	$1,770,135
Payable to affiliates:
Investment adviser fee	43,123
Trustees’ fees	1,323
Accrued expenses	64,946
Total liabilities	$1,879,527
Net Assets applicable to investors’ interest in Portfolio	$114,899,586

Sources of Net Assets
Investors’ capital	$111,786,698
Net unrealized appreciation	3,112,888
Total	$114,899,586

23	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Statement of Operations

Investment Income	Year Ended December 31, 2012
Interest	$4,042,662
Dividends	101,418
Securities lending income, net	4,119
Interest allocated from affiliated investment	2,089
Expenses allocated from affiliated investment	(272)
Total investment income	$4,150,016

Expenses
Investment adviser fee	$545,652
Trustees’ fees and expenses	5,639
Custodian fee	77,136
Legal and accounting services	57,014
Miscellaneous	6,402
Total expenses	$691,843
Deduct —
Allocation of expenses to affiliate	$86,465
Reduction of custodian fee	10
Total expense reductions	$86,475

Net expenses	$605,368

Net investment income	$3,544,648

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,562,412
Investment transactions allocated from affiliated investments	222
Net realized gain	$3,562,634
Change in unrealized appreciation (depreciation) —
Investments	$(956,009)
Net change in unrealized appreciation (depreciation)	$(956,009)

Net realized and unrealized gain	$2,606,625

Net increase in net assets from operations	$6,151,273

24	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$3,544,648	$4,695,858
Net realized gain from investment transactions and swap contracts	3,562,634	4,109,815
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(956,009)	857,902
Net increase in net assets from operations	$6,151,273	$9,663,575
Capital transactions —
Contributions	$13,223,178	$21,521,598
Withdrawals	(34,182,229)	(45,496,404)
Net decrease in net assets from capital transactions	$(20,959,051)	$(23,974,806)

Net decrease in net assets	$(14,807,778)	$(14,311,231)

Net Assets
At beginning of year	$129,707,364	$144,018,595
At end of year	$114,899,586	$129,707,364

25	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Supplementary Data

	Year Ended December 31,
Ratios/Supplemental Data	2012		2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)	0.57%	0.57%	0.57%	0.57%
Net investment income	2.93%		3.39%	3.87%	4.35%	4.82%
Portfolio Turnover	113%		100%	91%	94%	70%

Total Return	5.12%		7.34%	7.53%	5.99%	4.66%

Net assets, end of year (000’s omitted)	$114,900		$129,707	$144,019	$129,527	$142,766

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser subsidized certain operating expenses (equal to 0.07% of average daily net assets for the year ended December 31, 2012). Absent this subsidy, total return would have been lower.

26	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2012, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 59.4% and 32.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Investment Grade Income Portfolio

December 31, 2012

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2012, the Portfolio’s investment adviser fee amounted to $545,652 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $86,465 of the Portfolio’s operating expenses for the year ended December 31, 2012.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$53,656,066	$42,908,646
U.S. Government and Agency Securities	81,117,681	107,777,010

	$134,773,747	$150,685,656

28

Investment Grade Income Portfolio

December 31, 2012

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$112,698,150

Gross unrealized appreciation	$4,630,677
Gross unrealized depreciation	(1,461,311)

Net unrealized appreciation	$3,169,366

5  Financial Instruments

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The non-exchange traded derivatives in which the Portfolio invests, including swaption contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At December 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $298,114, representing the fair value of such derivatives in an asset position. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions	$298,114	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate swaptions	$(910,505	)(1)	$790,204	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions outstanding during the year ended December 31, 2012, which is indicative of the volume of this derivative type, was approximately $14,115,000.

29

Investment Grade Income Portfolio

December 31, 2012

Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2012.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the year ended December 31, 2012 amounted to $1,342. At December 31, 2012, the value of the securities loaned and the value of the collateral received amounted to $1,732,104 and $1,770,135, respectively. The carrying amount of the liability at December 31, 2012 approximated its fair value. If measured at fair value, the liability for collateral for securities loaned would have been considered as Level 2 in the fair value heirachy (see Note 8) at December 31, 2012. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$52,130,155	$—	$52,130,155
Agency Mortgage-Backed Securities	—	30,142,099	—	30,142,099
Commercial Mortgage-Backed Securities	—	12,003,537	—	12,003,537
Asset-Backed Securities	—	939,147	—	939,147
U.S. Treasury Obligations	—	12,900,888	—	12,900,888
Preferred Securities	1,127,447	3,451,585	—	4,579,032
Interest Rate Swaptions	—	298,114	—	298,114
Short-Term Investments	—	2,874,544	—	2,874,544

Total Investments	$1,127,447	$114,740,069	$—	$115,867,516

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

30

Investment Grade Income Portfolio

December 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Investment Grade Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Investment Grade Income Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investment Grade Income Portfolio as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 20, 2013

31

Eaton Vance

Investment Grade Income Fund

December 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Investment Grade Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 188 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 188 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

32

Eaton Vance

Investment Grade Income Fund

December 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Thomas H. Luster 1962	President of the Portfolio	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

33

Eaton Vance

Investment Grade Income Fund

December 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Investment Grade Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978-2/13	IGISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2011 and December 31, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/11	12/31/12
Audit Fees	$36,350	$40,646
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,170	$17,620
All Other Fees(3)	$0	$0

Total	$53,520	$58,266

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the
“de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2011 and December 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/11	12/31/12
Registrant	$17,170	$17,620
Eaton Vance(1)	$334,561	$615,489

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 15, 2013

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 15, 2013